Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Changes in Carrying Amount of Convertible Redeemable Preferred Shares

The following table summarizes changes in the carrying amount of the convertible redeemable preferred shares for the years ended December 31, 2019, 2020 and 2021:

	Series A Convertible redeemable preferred shares (par value US$0.001)		Series B Convertible redeemable preferred shares (par value US$0.001)		Series C Convertible redeemable preferred shares (par value US$0.001)		Series D Convertible redeemable preferred shares (par value US$0.001)		Series E Convertible redeemable preferred shares (par value US$0.001)		Series F Convertible redeemable preferred shares (par value US$0.001)		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance as of January 1, 2019	9,497,040	238,504	7,586,836	201,588	33,320,256	1,041,923	10,068,160	1,010,041	—	—	—	—	60,472,292	2,492,056
Issuance	—	—	—	—	—	—	—	—	30,021,942	3,693,326	—	—	30,021,942	3,693,326
Collection of Subscription Receivables	—	—	—	—	—	16,697	—	—	—	—	—	—	—	16,697
Accretion	—	123,459	—	94,078	—	335,372	—	(4,189)	—	329,279	—	—	—	877,999
Balance as of December 31, 2019	9,497,040	361,963	7,586,836	295,666	33,320,256	1,393,992	10,068,160	1,005,852	30,021,942	4,022,605	—	—	90,494,234	7,080,078
Issuance	—	—	—	—	—	—	—	—	4,203,072	495,318	—	—	4,203,072	495,318
Accretion	—	83,312	—	65,967	—	311,443	—	147,741	—	696,035	—	—	—	1,304,498
Balance as of December 31, 2020	9,497,040	445,275	7,586,836	361,633	33,320,256	1,705,435	10,068,160	1,153,593	34,225,014	5,213,958	—	—	94,697,306	8,879,894
Issuance	—	—	—	—	—	—	—	—	1,953,652	241,341	9,777,383	1,179,326	11,731,035	1,420,667
Issuance upon conversion of convertible bonds	—	—	—	—	10,906,031	192,122	—	—	—	—	—	—	10,906,031	192,122
Accretion	—	21,898	—	17,207	—	246,015	—	37,083	—	186,424	—	—	—	508,627
Convert to Class A Ordinary shares	(9,497,040)	(467,173)	(7,586,836)	(378,840)	(30,284,935)	(1,467,859)	(7,952,405)	(940,464)	(5,876,520)	(916,388)	(9,056,944)	(1,092,428)	(70,254,680)	(5,263,152)
Convert to Class B Ordinary shares	—	—	—	—	(13,941,352)	(675,713)	(2,115,755)	(250,212)	(30,302,146)	(4,725,335)	(720,439)	(86,898)	(47,079,692)	(5,738,158)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Authorized as of December 31, 2019	9,497,040		7,586,836		33,320,256		10,068,160		30,021,942
Authorized as of December 31, 2020	9,497,040		7,586,836		44,226,287		10,068,160		36,122,625

Summary of Issuance of Convertible Redeemable Preferred Shares

The following table summarizes the issuance of convertible redeemable preferred shares up to December 31, 2021:

Series	Issuance date	Share Issued	Issue Price per Share	Proceeds from Issuance
A, B, C-1, C-2	August 31, 2012 ~ November 11, 2016	44,887,552	US$0.21~US$2.65	US$63,902
C-3	June 26, 2018	1,884,512	US$2.65	US$5,000
C-3	December 7, 2018	7,819,871	US$2.65	RMB138,688
C-3	February 8, 2021 ~ May 25, 2021	10,906,031	US$2.65	RMB192,122
D	July 5, 2018	2,115,755	US$10.83	US$22,917
D	July 5, 2018	7,952,405	US$12.74	US$101,340
E	June 3 ~ September 16, 2019	2,521,844	US$17.84	US$45,000
E	June 3, 2019	27,500,098	US$0.70	US$20,115
E+	September 4 ~ September 14, 2020	4,203,072	US$17.84	US$75,000
E+	February 8, 2021 ~ May 25, 2021	1,953,652	US$17.84	RMB241,341
F	April 16, 2021 ~ May 25, 2021	9,777,383	US$19.43	US$168,000